Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost of revenues	¥ (396,316)	$ (56,927)	¥ (330,376)	¥ (170,261)
Gross profit	1,797,586	258,207	1,643,609	799,901
Operating expenses
Sales and marketing expenses	(1,792,285)	(257,446)	(2,152,830)	(1,351,811)
General and administrative expenses	(363,307)	(52,186)	(443,691)	(342,906)
Total operating expenses	(2,257,309)	(324,243)	(2,672,543)	(1,727,579)
Loss from operations	(459,723)	(66,036)	(1,028,934)	(927,678)
Loss before income tax expenses	(392,589)	(56,393)	(928,660)	(913,824)
Income tax expenses	2,440	350	0	0
Net loss	(395,165)	(56,763)	(926,950)	(918,714)
Parent Company
Cost of revenues	(317)	(46)	(475)	(19,244)
Gross profit	(317)	(46)	(475)	(19,244)
Operating expenses
Sales and marketing expenses	(674)	(97)	(820)	(75,237)
General and administrative expenses	(22,850)	(3,282)	(15,335)	(194,878)
Total operating expenses	(23,524)	(3,379)	(16,155)	(270,115)
Loss from operations	(23,841)	(3,425)	(16,630)	(289,359)
Interest income	38,331	5,505	33,525	1,592
Loss before income tax expenses	14,490	2,080	16,895	(287,767)
Income tax expenses	0	0	0	0
Loss from investment in subsidiaries	(409,307)	(58,793)	(943,781)	(630,947)
Net loss	¥ (394,817)	$ (56,713)	¥ (926,886)	¥ (918,714)